Other Operating Income	12 Months Ended
Dec. 31, 2024
Other Operating Income Abstract
Other operating income

8. Other operating income

Other operating income for the year ended December 31, 2024 amounted to EUR 9,091 thousand (respectively EUR 10,423 thousand in 2023 and EUR 18,850 thousand in 2022), relating mainly to (i) contributions received from customers and other business partners, in the context of collaboration agreements related to development projects, where both parties share in the significant risks and benefits, (ii) certain insurance refunds, (iii) government grants, (iv) rental income, (v) certain cost recharges, and (vi) certain cancellation fees for unfulfilled contracts. Based on the assessment performed, the Group does not consider these transactions to be part of the ordinary revenue generating activities.